Commitment and Contingent Liabilities - Minimum Rental Commitments (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Commitment and Contingent Liabilities
2021 (remaining three months)	$ 1.3
2022	5.0	$ 4.8
2023	2.8	5.0
2024	2.8	2.8
2025 and thereafter	4.2	2.8
Aggregate minimum rental commitments	$ 16.1	$ 19.8